Note 33 - Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses for defined benefit plans:
Service cost	[1]	€ 272	€ 259	€ 304
Net interest cost (income)		2	4	9
Total expenses defined benefit plans		274	263	311
Expenses for defined contribution plans:
BVV		63	62	66
Pension fund for Postbanks postal civil servants		85	88	93
Other defined contribution plans		269	271	281
Total expenses for defined contribution plans		417	421	440
Total expenses for post-employment benefit plans		691	684	751
Employer contributions to mandatory German social security pension plan		231	236	243
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[2]	549	560	535
Expenses for share-based payments, cash settled	[2]	39	1	22
Expenses for cash retention plans	[2]	516	481	363
Expenses for severance payments	[3]	€ 108	€ 158	€ 137

[1]	Severance related items under Service Costs were reclassified to Expenses for Severance payments. Therefore previous periods were adjusted as well.
[2]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Groups restructuring expenses.
[3]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments. Therefore previous periods were adjusted as well.